PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consist of the following:

	June 30, 2014	September 30, 2013
Electronic equipment	$118,657	$117,670
Vehicles	324,567	325,566
Machinery and equipment	2,136,184	2,064,525
Buildings and improvements	7,731,826	7,755,617
Navel orange orchards	10,807,080	10,623,019
Subtotal	21,118,314	20,886,397
Less: Accumulated depreciation	6,924,460	6,084,046
	14,193,854	14,802,351
Add: Construction in progress	51,657	305,680
Total	$14,245,511	$15,108,031

Property and equipment consist of the following:

	September 30, 2013	September 30, 2012
Office equipment	$117,670	$109,553
Vehicles	325,566	316,179
Machinery and equipment	2,064,525	2,004,996
Buildings and improvements	7,755,617	7,454,667
Navel orange orchards	10,623,019	10,316,711
Subtotal	20,886,397	20,202,106
Less: Accumulated depreciation	6,084,046	4,806,991
	14,802,351	15,395,115
Add: Construction in progress	305,680	280,902
Total	$15,108,031	$15,676,017